Income Taxes - Schedule of Components of Deferred Income Tax Assets (Details) (10K) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 18,976	$ 1,369
Valuation allowance	(18,976)	(1,369)
Net deferred income tax asset